MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2010-3

Collection Period						2/01/11-2/28/11
Determination Date						03/09/2011
Distribution Date						03/15/2011

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$594,614,664.73
2	.	Collections allocable to Principal *				$17,768,976.93
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables *				$434,877.46
5	.	Pool Balance on the close of the last day of the related Collection Period				$576,410,810.34
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Initial Pool Balance				$650,000,011.40

				Beginning		End
7	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$65,695,444.76		$47,764,648.18
		b.	Class A-2 Note Balance	$202,000,000.00		$202,000,000.00
		c.	Class A-3 Note Balance	$167,000,000.00		$167,000,000.00
		d.	Class A-4 Note Balance	$108,750,000.00		$108,750,000.00
		e.	Class B Note Balance	$16,900,000.00		$16,900,000.00
		f.	Class C Note Balance	$17,225,000.00		$17,225,000.00
		g.	Class D Note Balance	$8,125,000.00		$8,125,000.00
		h.	Note Balance (sum a - g)	$585,695,444.76		$567,764,648.18

8	.	Pool Factors

		a.	Class A-1 Note Pool Factor	0.5053496		0.3674204
		b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Class D Note Pool Factor	1.0000000		1.0000000
		h.	Note Pool Factor	0.9010699		0.8734841

9	.	Overcollateralization Target Amount				$8,646,162.16
10	.	Current overcollateralization amount (Pool Balance - Note Balance)				$8,646,162.16

11	.	Weighted Average Coupon			%	9.00%
12	.	Weighted Average Original Term			months	64.98
13	.	Weighted Average Remaining Term			months	54.64

Collections

14	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$4,375,159.77
		b.	Liquidation Proceeds allocable to Finance Charge			$0.00
		c.	Purchase Amount allocable to Finance Charge			$0.00
		d.	Available Finance Charge Collections (sum a - c)			$4,375,159.77

15	.	Principal:
		a.	Collections allocable to Principal			$17,768,976.93
		b.	Liquidation Proceeds allocable to Principal *			$132,737.10
		c.	Purchase Amount allocable to Principal			$0.00
		d.	Available Principal Collections (sum a - c)			$17,901,714.03

16	.	Total Finance Charge and Principal Collections (14d + 15d)				$22,276,873.80
17	.	Interest Income from Collection Account				$1,728.13
18	.	Simple Interest Advances				$0.00
19	.	Available Collections (Ln16 + 17+ 18)				$22,278,601.93

Available Funds

20	.	Available Collections		$22,278,601.93
21	.	Reserve Account Draw Amount		$0.00
22	.	Available Funds		$22,278,601.93

Application of Available Funds

23	.	Servicing Fee
		a.	Monthly Servicing Fee	$495,512.22
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$495,512.22
		d.	Shortfall Amount (a + b - c)	$0.00

24	.	Unreimbursed Servicer Advances		$0.00

25	.	Backup Servicing Fees and Unpaid Transition Expenses
		a.	Monthly Servicing Fee	$3,716.34
		b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
		c.	Other Unpaid Backup Servicing Fees	$0.00
		d.	Amount Paid	$3,716.34
		e.	Shortfall Amount (a + b + c - d)	$0.00

26	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$16,000.86
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		d.	Total Class A-1 Note Interest (sum a - c)	$16,000.86

		e.	Class A-2 Monthly Interest	$126,250.00
		f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$126,250.00

		i.	Class A-3 Monthly Interest	$137,775.00
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$137,775.00

		m.	Class A-4 Monthly Interest	$127,781.25
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$127,781.25

27	.	Priority Principal Distributable Amount		$0.00

28	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$28,166.67
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$28,166.67

29	.	Secondary Principal Distributable Amount		$0.00

30	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$37,177.29
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$37,177.29

31	.	Tertiary Principal Distributable Amount		$1,159,634.42

32	.	Class D Noteholder Interest Amount
		a.	Class D Monthly Interest	$24,239.58
		b.	Additional Note Interest related to Class D Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
		d.	Total Class D Note Interest (sum a-c)	$24,239.58

33	.	Quaternary Principal Distributable Amount		$8,125,000.00

34	.	Required Payment Amount (Ln 23 + Ln 25 +(sum of Ln 26 through Ln 33))		$10,281,253.63

35	.	Reserve Account Deficiency		$0.00

36	.	Regular Principal Distributable Amount	$8,646,162.16

37	.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00

38	.	Additional Servicing Fees, if any	$0.00

39	.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

40	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$4,375,159.77
		b.	Total Daily Deposits of Principal Collections	$17,901,714.03
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$1,728.13
		e.	Total Deposits to Collection Account (sum a - d)	$22,278,601.93

41	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$495,512.22
		b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,716.34
		c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$18,428,187.23
		d.	Deposit to Reserve Account	$0.00
		e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,351,186.14
		f.	Total Withdrawals from Collection Account (sum a - e)	$22,278,601.93

Note Payment Account Activity

42	.	Deposits
		a.	Class A-1 Interest Distribution	$16,000.86
		b.	Class A-2 Interest Distribution	$126,250.00
		c.	Class A-3 Interest Distribution	$137,775.00
		d.	Class A-4 Interest Distribution	$127,781.25
		e.	Class B Interest Distribution	$28,166.67
		f.	Class C Interest Distribution	$37,177.29
		g.	Class D Interest Distribution	$24,239.58

		h.	Class A-1 Principal Distribution	$17,930,796.58
		i.	Class A-2 Principal Distribution	$0.00
		j.	Class A-3 Principal Distribution	$0.00
		k.	Class A-4 Principal Distribution	$0.00
		l.	Class B Principal Distribution	$0.00
		m.	Class C Principal Distribution	$0.00
		n.	Class D Principal Distribution	$0.00
		o.	Total Deposits to Note Payment Account (sum a - n)	$18,428,187.23

43	.	Withdrawals
		a.	Class A-1 Distribution	$17,946,797.44
		b.	Class A-2 Distribution	$126,250.00
		c.	Class A-3 Distribution	$137,775.00
		d.	Class A-4 Distribution	$127,781.25
		e.	Class B Distribution	$28,166.67
		f.	Class C Distribution	$37,177.29
		g.	Class D Distribution	$24,239.58
		h.	Total Withdrawals from Note Payment Account (sum a - g)	$18,428,187.23

Certificate Payment Account Activity

44	.	Deposits
		a.	Excess Collections	$3,351,186.14
		b.	Reserve Account surplus (Ln 54)	$140.57
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$3,351,326.71

45	.	Withdrawals
		a.	Certificateholder Distribution	$3,351,326.71
		b.	Total Withdrawals from Certificate Payment Account	$3,351,326.71

Required Reserve Account Amount

46	.	Lesser of: (a or b)
		a.	$1,625,000.00	$1,625,000.00
		b.	Note Balance	$567,764,648.18

47	.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

48	.	Beginning Balance (as of end of preceding Distribution Date)	$1,625,000.00
49	.	Investment Earnings	$140.57
50	.	Reserve Account Draw Amount	$0.00
51	.	Reserve Account Amount (Ln 48+ Ln 49 - Ln 50)	$1,625,140.57
52	.	Deposit from Available Funds (Ln 41d)	$0.00
53	.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
		a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount;	$0.00
		b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
54	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
		and to the extent no unfunded amounts described in Ln 53 exist		$140.57
55	.	Ending Balance (Ln51 + Ln52 - Ln53 - Ln54)		$1,625,000.00
56	.	Reserve Account Deficiency (Ln47 - Ln55)		$0.00

Instructions to the Trustee

57	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
58	.	Amount to be paid to Servicer from the Collection Account			$495,512.22
59	.	Amount to be paid to Backup Servicer from the Collection Account			$3,716.34
60	.	Amount to be deposited from the Collection Account into the Note Payment Account			$18,428,187.23
61	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$3,351,186.14
62	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
63	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount			$0.00
		b. the Certificate Payment Account for payment to the Certificateholder,
			if no unfunded Regular Principal distributable amount exists		$140.57
64	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$17,946,797.44
65	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$126,250.00
66	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$137,775.00
67	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$127,781.25
68	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$28,166.67
69	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$37,177.29
70	.	Amount to be paid to Class D Noteholders from the Note Payment Account			$24,239.58
71	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus			$3,351,326.71

Net Loss and Delinquency Activity

72	.	Net Losses with respect to preceding Collection Period			$302,140.36
73	.	Cumulative Net Losses			$383,734.51
74	.	Cumulative Net Loss Percentage			0.0590%

75	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	562	$5,988,879.83
		b.	61 to 90 days past due	135	$1,466,305.19
		c.	91 or more days past due	54	$665,619.24
		d.	Total Past Due (sum a - c)	751	8,120,804.26

Servicer Covenant
76	.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,173,404,000.00
77	.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

*
As of the January 2011 Collection Period, Line 4 represents the gross balance of receivables which became Defaulted Receivables during the applicable Collection Period without regard to any principal recovery. Prior to the January 2011 Collection Period, certain proceeds received from the repossession and resale of Financed Vehicles during the same Collection Period during which the related Receivables became Defaulted Receivables reduced the balance of such Defaulted Receivables as reported at month-end. Such proceeds were included in Collections Allocable to Principal (Line 2) prior to the January 2011 Collection Period but are now included in Liquidation Proceeds Allocable to Principal (Line 15b).

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on March 09, 2011.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President